Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of Depreciation of investment property - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Depreciation of investment property [Abstract]
Cost of services and goods (Note 26. ii)	S/ 4,316	S/ 2,413	S/ 2,356